BlackRock Allocation Target Shares
   BATS: Series A Portfolio
   BATS: Series C Portfolio
   BATS: Series E Portfolio
   BATS: Series M Portfolio
   BATS: Series P Portfolio
   BATS: Series S Portfolio

BlackRock Balanced Capital Fund, Inc.

BlackRock Basic Value Fund, Inc.

BlackRock Bond Fund, Inc.
   BlackRock Total Return Fund

BlackRock California Municipal Series Trust
   BlackRock California Municipal Opportunities Fund

BlackRock Capital Appreciation Fund, Inc.

BlackRock CoRI Funds
   BlackRock CoRI 2015 Fund
   BlackRock CoRI 2017 Fund
   BlackRock CoRI 2019 Fund
   BlackRock CoRI 2021 Fund
   BlackRock CoRI 2023 Fund

BlackRock Emerging Markets Fund, Inc.

BlackRock Equity Dividend Fund

BlackRock EuroFund

BlackRock Focus Growth Fund, Inc.

BlackRock FundsSM
   BlackRock All-Cap Energy & Resources Portfolio
   BlackRock Alternative Capital Strategies Fund
   BlackRock Commodity Strategies Fund
   BlackRock Developed Real Estate Index Fund
   BlackRock Disciplined Small Cap Core Fund
   BlackRock Emerging Market Allocation Portfolio
   BlackRock Emerging Markets Dividend Fund
   BlackRock Emerging Markets Long/Short Equity Fund
   BlackRock Energy & Resources Portfolio
   BlackRock Exchange Portfolio
   BlackRock Flexible Equity Fund
   BlackRock Global Long/Short Credit Fund
   BlackRock Global Long/Short Equity Fund
   BlackRock Global Opportunities Portfolio
   BlackRock Health Sciences Opportunities Portfolio
   BlackRock International Opportunities Portfolio
   BlackRock Macro Themes Fund
   BlackRock Managed Volatility Portfolio
   BlackRock Mid-Cap Growth Equity Portfolio
   BlackRock Midcap Index Fund
   BlackRock MSCI Asia ex Japan Index Fund
   BlackRock MSCI World Index Fund
   BlackRock Multi-Asset Real Return Fund

   BlackRock Multi-Manager Alternative Strategies Fund
   BlackRock Real Estate Securities Fund
   BlackRock Science & Technology Opportunities
      Portfolio
   BlackRock Small Cap Growth Equity Portfolio
   BlackRock Small/Mid Cap Index Fund
   BlackRock Strategic Risk Allocation Fund
   BlackRock Total Stock Market Index Fund
   BlackRock U.S. Opportunities Portfolio

BlackRock Funds II
   BlackRock 20/80 Target Allocation Fund
   BlackRock 40/60 Target Allocation Fund
   BlackRock 60/40 Target Allocation Fund
   BlackRock 80/20 Target Allocation Fund
   BlackRock Core Bond Portfolio
   BlackRock Dynamic High Income Portfolio
   BlackRock Emerging Markets Flexible Dynamic
      Bond Portfolio
   BlackRock Floating Rate Income Portfolio
   BlackRock Global Dividend Portfolio
   BlackRock GNMA Portfolio
   BlackRock High Yield Bond Portfolio
   BlackRock Inflation Protected Bond Portfolio
   BlackRock Investment Grade Bond Portfolio
   BlackRock LifePath® Active 2020 Fund
   BlackRock LifePath® Active 2025 Fund
   BlackRock LifePath® Active 2030 Fund
   BlackRock LifePath® Active 2035 Fund
   BlackRock LifePath® Active 2040 Fund
   BlackRock LifePath® Active 2045 Fund
   BlackRock LifePath® Active 2050 Fund
   BlackRock LifePath® Active 2055 Fund
   BlackRock LifePath® Active Retirement Fund
   BlackRock Low Duration Bond Portfolio
   BlackRock Multi-Asset Income Portfolio
   BlackRock Secured Credit Portfolio
   BlackRock Strategic Income Opportunities Portfolio
   BlackRock U.S. Government Bond Portfolio

BlackRock Funds III
   BlackRock CoreAlpha Bond Fund
   BlackRock Disciplined International Fund
   BlackRock Large Cap Index Fund
   BlackRock LifePath® Retirement Fund
   BlackRock LifePath® 2020 Fund
   BlackRock LifePath® 2025 Fund
   BlackRock LifePath® 2030 Fund
   BlackRock LifePath® 2035 Fund
   BlackRock LifePath® 2040 Fund
   BlackRock LifePath® 2045 Fund
   BlackRock LifePath® 2050 Fund
   BlackRock LifePath® 2055 Fund
   BlackRock LifePath® Index Retirement Fund

   BlackRock LifePath® Index 2020 Fund
   BlackRock LifePath® Index 2025 Fund
   BlackRock LifePath® Index 2030 Fund
   BlackRock LifePath® Index 2035 Fund
   BlackRock LifePath® Index 2040 Fund
   BlackRock LifePath® Index 2045 Fund
   BlackRock LifePath® Index 2050 Fund
   BlackRock LifePath® Index 2055 Fund
   BlackRock S&P 500 Index Fund
   BlackRock Total International ex U.S. Index Fund
   BlackRock U.S. Total Bond Index Fund

BlackRock Global Allocation Fund, Inc.

BlackRock Global SmallCap Fund, Inc.

BlackRock Index Funds, Inc.
   BlackRock International Index Fund
   BlackRock Small Cap Index Fund

BlackRock Large Cap Series Funds, Inc.
   BlackRock Event Driven Equity Fund
   BlackRock Large Cap Core Fund
   BlackRock Large Cap Core Retirement Portfolio
   BlackRock Large Cap Growth Fund
   BlackRock Large Cap Growth Retirement Portfolio
   BlackRock Large Cap Value Fund
   BlackRock Large Cap Value Retirement Portfolio

BlackRock Latin America Fund, Inc.

BlackRock Long-Horizon Equity Fund

BlackRock Mid Cap Value Opportunities Series, Inc.
   BlackRock Mid Cap Value Opportunities Fund

BlackRock Multi-State Municipal Series Trust
   BlackRock New Jersey Municipal Bond Fund
   BlackRock New York Municipal Opportunities Fund
   BlackRock Pennsylvania Municipal Bond Fund

BlackRock Municipal Bond Fund, Inc.
   BlackRock High Yield Municipal Fund
   BlackRock National Municipal Fund
   BlackRock Short-Term Municipal Fund

BlackRock Municipal Series Trust
   BlackRock Strategic Municipal Opportunities Fund

BlackRock Natural Resources Trust

BlackRock Pacific Fund, Inc.

BlackRock Series Fund, Inc.
   BlackRock Balanced Capital Portfolio
   BlackRock Capital Appreciation Portfolio
   BlackRock Global Allocation Portfolio
   BlackRock High Yield Portfolio
   BlackRock Large Cap Core Portfolio
   BlackRock Total Return Portfolio
   BlackRock U.S. Government Bond Portfolio

BlackRock Series, Inc.
   BlackRock International Fund
   BlackRock Small Cap Growth Fund II

BlackRock Value Opportunities Fund, Inc.

BlackRock Variable Series Funds, Inc.
   BlackRock Basic Value V.I. Fund
   BlackRock Capital Appreciation V.I. Fund
   BlackRock Equity Dividend V.I. Fund
   BlackRock Global Allocation V.I. Fund
   BlackRock Global Opportunities V.I. Fund
   BlackRock High Yield V.I. Fund
   BlackRock International V.I. Fund
   BlackRock iShares® Alternative Strategies V.I. Fund
   BlackRock iShares® Dynamic Allocation V.I. Fund
   BlackRock iShares® Dynamic Fixed Income V.I. Fund
   BlackRock iShares® Equity Appreciation V.I. Fund
   BlackRock Large Cap Core V.I. Fund
   BlackRock Large Cap Growth V.I. Fund
   BlackRock Large Cap Value V.I. Fund
   BlackRock Managed Volatility V.I. Fund
   BlackRock S&P 500 Index V.I. Fund
   BlackRock Total Return V.I. Fund
   BlackRock U.S. Government Bond V.I. Fund
   BlackRock Value Opportunities V.I. Fund

BlackRock Strategic Global Bond Fund, Inc.

FDP Series, Inc.
   Franklin Templeton Total Return FDP Fund
   Invesco Value FDP Fund
   Marsico Growth FDP Fund
   MFS Research International FDP Fund

Managed Account Series
   BlackRock U.S. Mortgage Portfolio
   Global SmallCap Portfolio
   Mid Cap Value Opportunities Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 1, 2015 to the
Statement of Additional Information of each Fund

Part II of each Fund’s Statement of Additional Information is amended as follows:

The last paragraph under the section entitled “Purchase of Shares — Other Compensation to Selling Dealers” in Part II of each Fund’s current Statement of Additional Information is deleted in its entirety and replaced with the following:

As of the date of this SAI, as amended or supplemented from time to time, the following Service Organizations are receiving such payments: Ameriprise Financial Services, AXA Advisors, CCO Investment Services, Cetera Financial Group, Citigroup Global Markets, Inc., Commonwealth Equity Services (Commonwealth Financial Network), FSC Securities Corporation, Goldman Sachs & Co., Investacorp, Inc., JP Morgan, LPL Financial Corporation, Merrill Lynch, MetLife Securities, Morgan Stanley Smith Barney, Northwestern Mutual Investment Services, LLC, Park Avenue Securities, PFS Investments, PNC Investments LLC, Raymond James, RBC Capital Markets, Royal Alliance Associates, SagePoint Financial, Santander Securities, LLC, Securities America, State Farm VP Management Corp., The Huntington Investment Co., Triad Advisors, Inc., UBS Financial Services, U.S. Bancorp Investments, Voya Financial Advisors, Inc., Voya Investments Distributor, LLC, Wells Fargo, Woodbury Financial Services, Inc. and/or broker dealers and other financial services firms under common control with the above organizations (or their successors or assignees). The level of payments made to these Service Organizations in any year will vary, may be limited to specific Funds or share classes, and normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization and (b) 0.21% of the assets attributable to that Service Organization invested in a Fund. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels. In addition, from time to time BRIL, BlackRock or certain of their affiliates may make fixed dollar amount payments to certain Service Organizations listed above that are not based on the value of the shares sold to, or held by, the Service Organization’s customers and may be different for different Service Organizations.

Shareholders should retain this Supplement for future reference.

SAI-GLOBAL-1015SUP